Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Domestic Subsidiaries) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,340,873	¥ 1,345,185
Approximate guaranteed rate of return of "Japanese general accounts of life insurance companies"	1.25%	1.25%
Domestic, Japan | Pension benefits and SIPs | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,098,772	¥ 1,107,383
Domestic, Japan | Pension benefits and SIPs | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	241,869	237,572
Domestic, Japan | Pension benefits and SIPs | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	232	230
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	140,538	145,236
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	140,538	145,236
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	24,830	24,431
Domestic, Japan | Pension benefits and SIPs | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	9,950	10,136
Domestic, Japan | Pension benefits and SIPs | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14,648	14,065
Domestic, Japan | Pension benefits and SIPs | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	232	230
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	848,482	862,096
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	848,482	862,096
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	88,159	82,113
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	87,983	81,525
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	176	588
Domestic, Japan | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	209,482	217,827
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	209,482	217,827
Domestic, Japan | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Pension benefits and SIPs | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	29,382	13,482
Domestic, Japan | Pension benefits and SIPs | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	11,819	8,390
Domestic, Japan | Pension benefits and SIPs | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	17,563	5,092
Domestic, Japan | Pension benefits and SIPs | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	564,941	457,678
Foreign offices and subsidiaries | Pension benefits and SIPs | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	187,989	156,021
Foreign offices and subsidiaries | Pension benefits and SIPs | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	337,223	301,324
Foreign offices and subsidiaries | Pension benefits and SIPs | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	39,729	333
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	74,272	48,750
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	68,887	44,105
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,385	4,645
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	133,815	117,696
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	133,815	117,696
Foreign offices and subsidiaries | Pension benefits and SIPs | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	35,215	35,255
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	34,659	34,584
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	556	671
Foreign offices and subsidiaries | Pension benefits and SIPs | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	269,814	241,330
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	83,442	76,520
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	186,372	164,810
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	51,825	14,647
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,001	812
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	11,095	13,502
Foreign offices and subsidiaries | Pension benefits and SIPs | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 39,729	¥ 333
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Mutual funds | MUAH
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			¥ 86,724	¥ 80,717
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Common collective funds | MUAH
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			¥ 146,169	¥ 128,005